SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (33,276)	$ (3,492)	$ (1,367)
Property and equipment, net	959,303	988,382	9,595
Facility [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	576,309	576,309
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	405,482	404,789
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,788	$ 10,776	$ 10,962